Basis of Presentation	9 Months Ended
Jul. 29, 2011
Basis of Presentation [Abstract]
Basis of Presentation
2.	Basis of Presentation

The Condensed Consolidated Financial Statements presented in this quarterly report on Form 10-Q are unaudited and have been prepared by us in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission.  In our opinion, all adjustments necessary for the fair presentation on a going concern basis of the results of operations, cash flows and financial position for all periods presented have been made.  All adjustments made are of a normal recurring nature.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual amounts could differ from the estimates.

These financial statements should be read in conjunction with the financial statements and accompanying notes included in our Annual Report on Form 10-K for the fiscal year ended October 29, 2010.  The results of operations for any interim period are not necessarily indicative of the results to be expected for the full year.

Total shareholders' equity and deferred income taxes have been adjusted by $13.0 million for a change in the deferred tax asset valuation allowance originally recorded in 2006.